Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of income (loss) before income taxes and adjustment for noncontrolling interests

Components of the Company’s income (loss) before income taxes and adjustment for noncontrolling interests are as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Domestic	$161,014	$20,595	$111,884	$69,914
Foreign	158,940	25,625	(14,621)	(2,629)

	$319,954	$46,220	$97,263	$67,285

Schedule of provision (benefit) for income taxes

The Company’s provision (benefit) for income taxes consists of the following:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Current
Federal	$—	$—	$5,030	$2,558
State	2,003	(91)	695	480
Foreign	6,888	12,946	15,565	6,817
Deferred
Federal	614	—	—	(35,883)
State	55	—	—	(4,279)
Foreign	30,380	(7,760)	(525)	(1,224)

	$39,940	$5,095	$20,765	$(31,531)

Schedule reconciles the United States statutory federal rate to the income tax provision

The following schedule reconciles the United States statutory federal rate to the income tax provision:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Tax at U.S. statutory rate	$111,984	$16,177	$34,042	$23,550
State and local taxes	7,899	1,606	860	1,469
Tax credits	(1,936)	(4,179)	(4,464)	(2,875)
Reorganization items and fresh- start accounting adjustments, net	(37,761)	—	—	—
US-Canada APA settlement	5,867	(651)	2,658	—
Foreign withholding taxes	789	1,823	2,290	242
Effect of foreign tax rates	(7,376)	(3,788)	(7,739)	(6,147)
Tax audits & assessments	(258)	1,635	260	2,541
Valuation allowance	(38,915)	(5,377)	(10,839)	(57,652)
Other, net	(353)	(2,151)	3,697	7,341

Income tax provision	$39,940	$5,095	$20,765	$(31,531)

Effective income tax rate	12.5%	11.0%	21.3%	(46.9)%

Deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31 are as follows:

	2011	2012
Deferred tax assets:
Postretirement and other benefits	$67,629	$75,927
Capitalized expenditures	7,221	5,365
Net operating loss and tax credit carryforwards	156,382	138,905
All other items	40,852	42,418

Total deferred tax assets	272,084	262,615
Deferred tax liabilities:
Property, plant and equipment	(49,884)	(47,480)
Intangibles	(42,930)	(37,015)
All other items	(121)	(2,662)

Total deferred tax liabilities	(92,935)	(87,157)
Valuation allowances	(152,373)	(97,285)

Net deferred tax assets	$26,776	$78,173

Net deferred tax assets and liabilities

Net deferred taxes in the consolidated balance sheets are as follows:

	2011	2012
Current assets	$14,161	$16,562
Non-current assets	31,968	72,718
Current liabilities	(550)	(306)
Non-current liabilities	(18,803)	(10,801)

	$26,776	$78,173

Reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Balance at beginning of period	$3,218	$2,996	$2,758	$3,303
Tax positions related to the current period
Gross additions	107	13	951	2,294
Gross reductions	—	(19)	—	—
Tax positions related to prior years
Gross additions	—	1,676	1,629	110
Gross reductions	(79)	(1,443)	—	(396)
Settlements	(250)	—	(1,630)	(411)
Lapses on statutes of limitations	—	(465)	(405)	—

Balance at end of period	$2,996	$2,758	$3,303	$4,900